Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues
Operating revenue	$ 294,112	$ 315,223	$ 304,875
Revenues, Total	294,112	315,223	304,875
Expenses
Brokerage commissions	5,812	6,995	6,697
Voyage expenses	42,201	33,687	45,003
Charter-in costs			9,111
Vessel operating expenses	90,854	78,842	70,198
Depreciation and amortization	62,280	53,453	45,809
General and administrative costs	12,528	11,011	10,335
Other corporate expenses	1,976	2,553	2,260
Profit from sale of vessel		(550)
Vessel write down following collision		10,500
Insurance recoverable from vessel repairs	504	(9,892)
Total operating expenses	216,155	186,599	189,413
Operating income	77,957	128,624	115,462
Other income/(expense)
Interest expense	(32,321)	(28,085)	(27,051)
Write off deferred finance costs	(102)	(1,797)
Interest income	281	152	230
Income before income taxes	45,815	98,894	88,641
Income taxes	(1,177)	(800)	(904)
Net income	$ 44,638	$ 98,094	$ 87,737
Earnings per share:
Basic:	$ 0.81	$ 1.77	$ 1.59
Diluted:	$ 0.80	$ 1.76	$ 1.58
Weighted average number of shares outstanding:
Basic:	55,418,626	55,360,004	55,336,402
Diluted:	55,794,481	55,706,104	55,483,478
Dividends per share:
Basic and diluted:	$ 0	$ 0	$ 0